Intangible assets and goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended									12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 ERA Mining Machinery Limited (Siwei)	Mar. 31, 2012 Caterpillar Tohoku Ltd.	Dec. 31, 2012 Bucyrus International, Inc.	Dec. 31, 2011 Bucyrus International, Inc.	Jul. 08, 2011 Bucyrus International, Inc.	Aug. 31, 2011 Pyroban Group Limited	Oct. 31, 2011 MWM Holding GmbH	Aug. 31, 2010 Electro-Motive Diesel, Inc.	Mar. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 JCS Company, Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Dec. 31, 2010 Customer relationships	Dec. 31, 2012 Customer relationships Bucyrus International, Inc.	Dec. 31, 2011 Customer relationships Bucyrus International, Inc.	Dec. 31, 2012 Intellectual property	Dec. 31, 2011 Intellectual property	Dec. 31, 2010 Intellectual property	Dec. 31, 2012 Intellectual property Bucyrus International, Inc.	Dec. 31, 2011 Intellectual property Bucyrus International, Inc.	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2012 Other Bucyrus International, Inc.	Dec. 31, 2011 Other Bucyrus International, Inc.
Intangible assets
Weighted Amortizable Life (in years)	13 years	13 years	14 years												15 years	15 years	17 years			12 years	11 years	9 years			10 years	11 years	13 years
Gross Carrying Amount	$ 4,822	$ 4,904	$ 1,133												$ 2,756	$ 2,811	$ 630			$ 1,767	$ 1,794	$ 306			$ 299	$ 299	$ 197
Accumulated Amortization	(824)	(554)	(346)			(442)	(143)								(377)	(213)	(108)	(231)	(75)	(342)	(244)	(166)	(182)	(58)	(105)	(97)	(72)	(29)	(10)
Net	3,998	4,350	787												2,379	2,598	522			1,425	1,550	140			194	202	125
Indefinite-lived intangible assets - In-process research & development	18	18	18								18
Total intangible assets, net	4,016	4,368	805
Total intangible assets, gross carrying amount	4,840	4,922	1,151
Finite-lived intangible assets acquired	120	4,167	409	112	8			3,901	41	221	329	28	12	10
Gross intangible assets classified to held for sale and/or divested															207
Accumulated amortization classified to held for sale and/or divested															(93)
Impaired finite-lived intangible assets, gross															51
Impaired finite-lived intangible assets, accumulated amortization															(29)
Finite-lived intangible asset impairment															22
Customer relationship intangibles sold																			63
Intangible assets classified as held for sale																			186
Amortization expense	387	233	76			299	143
2013	380					299
2014	375					299
2015	371					290
2016	365					280
2017	359					280
Thereafter	$ 2,166					$ 2,011